Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Minimum Future Payments For Commitments
At December 31, 2019, the Company had commitments that require the following minimum future payments, which are not accrued in the consolidated balance sheets:

Minimum Future Payments for Commitments
($ millions)	Within 1 year	After 1 year but not more than 5 years	More than 5 years	Total
Operating agreements(1)	75	310	666	1,051
Firm transportation agreements(1)	576	2,377	4,203	7,156
Unconditional purchase obligations(2)	2,224	5,517	5,143	12,884
Lease rentals and exploration work agreements	79	215	866	1,160
Obligations to fund equity investee(3)	54	290	359	703
	3,008	8,709	11,237	22,954

(1)	Included in operating agreements and firm transportation agreements are blending and storage agreements and transportation commitments of $1.1 billion and $1.8 billion respectively with HMLP.

(2)	Includes processing services, distribution services, insurance premiums, drilling services, natural gas purchases and the purchase of refined petroleum products.

(3)	Equity investee refers to the Company’s investment in Husky-CNOOC Madura Ltd. joint venture, which is accounted for under the equity method for consolidated financial statement purposes.